SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD BALANCED INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Balanced Income Fund (the “Fund”).  Specifically, contractual management fees will be reduced at all asset levels, an additional breakpoint will be added to the contractual management fee schedule for the Fund, lower contractual expense limitations will apply to each class of the Fund’s shares, and temporary contractual expense limitations will lower the expense limitations on Classes A, B, C, I, R3 and R4 by an additional 0.10% and on Classes R5 and Y by an additional 0.05% until February 28, 2013.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees (*)	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.20%	0.33%	0.18%	0.22%	0.28%	0.25%	0.19%	0.09%
Total annual fund operating expenses	1.12%	2.00%	1.85%	0.89%	1.45%	1.17%	0.86%	0.76%
Less: Contractual expense reimbursement (*)(2)	0.23%	0.36%	0.21%	0.25%	0.31%	0.33%	0.22%	0.17%
Net operating expenses (*)(2)	0.89%	1.64%	1.64%	0.64%	1.14%	0.84%	0.64%	0.59%

(*)                                 Expense information in the table has been restated to reflect current fees.

(1)                                  For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)                                  Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  0.89% (Class A), 1.64% (Class B), 1.64%

(Class C), 0.64% (Class I), 1.14% (Class R3), 0.84% (Class R4), 0.64% (Class R5) and 0.59% (Class Y).  This contractual arrangement will remain in effect until February 28, 2013.  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$636	$865	$1,112	$1,819
B	$667	$893	$1,245	$2,070
C	$267	$561	$981	$2,152
I	$65	$259	$469	$1,073
R3	$116	$428	$763	$1,709
R4	$86	$339	$612	$1,391
R5	$65	$252	$455	$1,040
Y	$60	$226	$406	$926

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$636	$865	$1,112	$1,819
B	$167	$593	$1,045	$2,070
C	$167	$561	$981	$2,152
I	$65	$259	$469	$1,073
R3	$116	$428	$763	$1,709
R4	$86	$339	$612	$1,391
R5	$65	$252	$455	$1,040
Y	$60	$226	$406	$926

2.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.700% of the first $250 million, 0.630% of the next $250 million, 0.600% of the next $500 million, 0.570% of the next $1.5 billion, 0.550% of the next $2.5 billion, 0.530% of the next $5 billion and 0.525% in excess of $10 billion annually of the Fund’s average daily net assets.

3.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — EXPENSE CAPS AND WAIVERS” in the Prospectus, the last paragraph is deleted and replaced with the following:

The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.99% (Class A), 1.74% (Class B), 1.74% (Class C), 0.74% (Class I), 1.24% (Class R3), 0.94% (Class R4), 0.69% (Class R5) and 0.64% (Class Y).  This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD CAPITAL APPRECIATION II FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Capital Appreciation II Fund (the “Fund”).  Specifically, contractual management fees will be reduced at all asset levels, an additional breakpoint will be added to the contractual management fee schedule for the Fund, and lower contractual expense limitations will apply to each class of the Fund’s shares.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees (*)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.23%	0.32%	0.20%	0.18%	0.29%	0.22%	0.18%	0.06%
Total annual fund operating expenses	1.33%	2.17%	2.05%	1.03%	1.64%	1.32%	1.03%	0.91%
Less: Contractual expense reimbursement (*)(2)	0.08%	0.17%	0.05%	0.03%	0.29%	0.27%	0.08%	0.01%
Net operating expenses (*)(2)	1.25%	2.00%	2.00%	1.00%	1.35%	1.05%	0.95%	0.90%

(*)                                 Expense information in the table has been restated to reflect current fees.

(1)                                  For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)                                  Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s

transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$941	$1,231	$2,057
B	$703	$963	$1,349	$2,276
C	$303	$638	$1,099	$2,375
I	$102	$325	$566	$1,257
R3	$137	$489	$864	$1,919
R4	$107	$392	$698	$1,567
R5	$97	$320	$561	$1,252
Y	$92	$289	$503	$1,119

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$941	$1,231	$2,057
B	$203	$663	$1,149	$2,276
C	$203	$638	$1,099	$2,375
I	$102	$325	$566	$1,257
R3	$137	$489	$864	$1,919
R4	$107	$392	$698	$1,567
R5	$97	$320	$561	$1,252
Y	$92	$289	$503	$1,119

2.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.950% of the first $250 million, 0.900% of the next $250 million, 0.800% of the next $500 million, 0.750% of the next $1.5 billion, 0.700% of the next $2.5 billion, 0.680% of the next $5 billion and 0.675% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD DIVIDEND AND GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Dividend and Growth Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE”, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.750% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.590% of the next $5 billion, and 0.585% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012

The frequency of the declaration of dividends for The Hartford Emerging Markets Local Debt Fund will be reduced to once per month.  Accordingly, effective as of the opening of business on March 1, 2012, under the heading “FUND DISTRIBUTIONS AND TAX MATTERS — Dividends and Distributions” in the above referenced Prospectus, the disclosure is deleted and replaced with the following:

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year.  Capital gains of the Fund are normally declared and paid annually.  Dividends from net investment income of the Fund are declared and paid monthly.

The Fund seeks to maintain a target rate of distribution for each month.  However, because the Fund may invest a significant percentage of its assets in foreign holdings (which may be held in non-dollars), and may take positions in foreign currency derivatives, its distribution rate may vary, from month-to-month, more than a similar fund that does not have such foreign exposures.  In order to maintain a target rate of distribution, the Fund may distribute less or more investment income than it earns on its investments each month.  The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the fund earns.  Generally, distribution rates or yields from month to month may be impacted by accruals of undistributed income, changes in the Fund’s net asset value, changes in the number of accrual days, foreign holdings (including foreign currency derivatives) and adjustments for accounting purposes (including but not limited to changes in maturity dates of holdings and for currency gains or losses).  The target rate of distribution is evaluated regularly and can change at any time.  The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.

Notwithstanding the foregoing, the Company’s Board of Directors has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10.  If the dividend is $10 or less, the amount will automatically be reinvested in the Fund.  If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank.  Please call the Fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD EQUITY INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Equity Income Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees (*)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.20%	0.33%	0.17%	0.16%	0.28%	0.21%	0.16%	0.05%
Total annual fund operating expenses	1.13%	2.01%	1.85%	0.84%	1.46%	1.14%	0.84%	0.73%
Less: Contractual expense reimbursement (2)	—	0.01%	—	—	—	—	—	—
Net operating expenses (2)	1.13%	2.00%	1.85%	0.84%	1.46%	1.14%	0.84%	0.73%

(*)           Expense information in the table has been restated to reflect current fees.

(1)           For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)           Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over

0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•      Your investment has a 5% return each year

•      The Fund’s operating expenses remain the same

•      You reinvest all dividends and distributions

•      You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$659	$889	$1,138	$1,849
B	$703	$930	$1,282	$2,110
C	$288	$582	$1,001	$2,169
I	$86	$268	$466	$1,037
R3	$149	$462	$797	$1,746
R4	$116	$362	$628	$1,386
R5	$86	$268	$466	$1,037
Y	$75	$233	$406	$906

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$659	$889	$1,138	$1,849
B	$203	$630	$1,082	$2,110
C	$188	$582	$1,001	$2,169
I	$86	$268	$466	$1,037
R3	$149	$462	$797	$1,746
R4	$116	$362	$628	$1,386
R5	$86	$268	$466	$1,037
Y	$75	$233	$406	$906

2.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.750% of the first $250 million, 0.700% of the next $250 million, 0.650% of the next $500 million, 0.600% of the next $1.5 billion, 0.590% of the next $2.5 billion, and 0.5875% in excess of $5 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD GLOBAL ALL-ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Global All-Asset Fund (the “Fund”).  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund, lower contractual expense limitations will apply to each class of the Fund’s shares, and temporary contractual expense limitations will lower the expense limitations on Classes A, C, I, R3 and R4 by an additional 0.10% and on Classes R5 and Y by an additional 0.05% until February 28, 2013.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	R3	R4	R5	Y
Management fees (*)	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and service (12b-1) fees	0.25%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.25%	0.24%	0.22%	0.34%	0.29%	0.24%	0.13%
Acquired Fund fees and expenses	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses	1.44%	2.18%	1.16%	1.78%	1.48%	1.18%	1.07%
Fee waiver and/or expense reimbursement (*)(2)(3)	0.29%	0.28%	0.26%	0.38%	0.38%	0.28%	0.22%
Total annual fund operating expenses after fee waiver and/or expense reimbursement (*)(2)(3)	1.15%	1.90%	0.90%	1.40%	1.10%	0.90%	0.85%

(*)         Expense information in the table has been restated to reflect current fees.

(1)          For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)          The Investment Manager has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s wholly owned Cayman Islands subsidiary fund.  This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.

(3)          Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.15% (Class A), 1.90% (Class C), 0.90% (Class I), 1.40% (Class R3), 1.10% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).  This contractual arrangement will remain in effect until February 28, 2013.  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$661	$954	$1,268	$2,156
C	$293	$655	$1,144	$2,492
I	$92	$343	$613	$1,386
R3	$143	$523	$929	$2,063
R4	$112	$431	$772	$1,736
R5	$92	$347	$622	$1,407
Y	$87	$318	$569	$1,286

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$661	$954	$1,268	$2,156
C	$193	$655	$1,144	$2,492
I	$92	$343	$613	$1,386
R3	$143	$523	$929	$2,063
R4	$112	$431	$772	$1,736
R5	$92	$347	$622	$1,407
Y	$87	$318	$569	$1,286

2.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.950% of the first $250 million, 0.900% of the next $250 million, 0.800% of the next $500 million, 0.730% of the next $1.5 billion, 0.700% of the next $2.5 billion, 0.660% of the next $5 billion and 0.655% in excess of $10 billion annually of the Fund’s average daily net assets.

3.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — EXPENSE CAPS AND WAIVERS” in the Prospectus, the last paragraph is deleted and replaced with the following:

The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD GLOBAL REAL ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Global Real Asset Fund (the “Fund”).  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund, lower contractual expense limitations will apply to each class of the Fund’s shares, and temporary contractual expense limitations will lower the expense limitations on Classes A, C, I, R3 and R4 by an additional 0.10% and on Classes R5 and Y by an additional 0.05% until February 28, 2013.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	R3	R4	R5	Y
Management fees (*)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.26%	0.23%	0.21%	0.33%	0.28%	0.22%	0.12%
Acquired Fund fees and expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Total annual fund operating expenses	1.55%	2.27%	1.25%	1.87%	1.57%	1.26%	1.16%
Fee waiver and/or expense reimbursement (*)(2)(3)	0.30%	0.27%	0.25%	0.37%	0.37%	0.26%	0.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement (*)(2)(3)	1.25%	2.00%	1.00%	1.50%	1.20%	1.00%	0.95%

(*)       Expense information in the table has been restated to reflect current fees.

(1)          For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)          The Investment Manager has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s wholly owned Cayman Islands subsidiary fund.  This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.

(3)          Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).  This contractual arrangement will remain in effect until February 28, 2013.  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$985	$1,321	$2,270
C	$303	$683	$1,191	$2,584
I	$102	$372	$662	$1,489
R3	$153	$552	$977	$2,160
R4	$122	$459	$820	$1,836
R5	$102	$374	$667	$1,500
Y	$97	$348	$618	$1,390

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$985	$1,321	$2,270
C	$203	$683	$1,191	$2,584
I	$102	$372	$662	$1,489
R3	$153	$552	$977	$2,160
R4	$122	$459	$820	$1,836
R5	$102	$374	$667	$1,500
Y	$97	$348	$618	$1,390

2.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.950% of the first $250 million, 0.930% of the next $250 million, 0.850% of the next $500 million, 0.780% of the next $1.5 billion, 0.750% of the next $2.5 billion and 0.710% in excess of $5 billion annually of the Fund’s average daily net assets.

3.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — EXPENSE CAPS AND WAIVERS” in the Prospectus, the last paragraph is deleted and replaced with the following:

The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.35% (Class A), 2.10% (Class C), 1.10% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.05% (Class R5) and 1.00% (Class Y).  This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD HIGH YIELD FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford High Yield Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following disclosure is added after the highest and lowest quarterly results:

Please see the “Related Composite Performance” section in the Fund’s prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies similar to those of the Fund.

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Christopher A. Jones, CFA	Senior Vice President and Fixed Income Portfolio Manager	2012

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the third and fourth paragraphs are deleted and replaced with the following:

The sub-adviser, Wellington Management, combines top-down strategy with bottom-up fundamental research and comprehensive risk management within the portfolio construction process. Bottom-up, internally generated, fundamental research is combined with top down/sector themes which includes an analysis of the business cycle, together with sector and quality positioning. An important component of the portfolio construction process aims to build portfolios that are well diversified by industry but also take advantage of favorable secular or cyclical industry trends. Business cycle analysis is important in determining the overall risk posture of the Fund. Risk control is emphasized throughout the investment process through strong credit research, portfolio diversification, and sophisticated analytics.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Christopher A. Jones, CFA, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Jones joined Wellington Management as an investment professional in 1994.

8.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the last sentence of the last paragraph is deleted and replaced with the following:

A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

9.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

10.                                 The following is added as a new section after the “PERFORMANCE NOTES” section in the Prospectus (with corresponding changes to the table of contents):

RELATED COMPOSITE PERFORMANCE

The following tables present the past performance of a composite of certain accounts managed by Wellington Management, which serves as the sub-adviser to the Fund. Wellington Management’s Core High Yield Composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management’s Core High Yield investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. The performance has been adjusted to reflect the operating costs of the Fund. Historical performance has been prepared in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the tables does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Wellington Management in managing all Core High Yield portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the composite net of Class A expenses and the maximum Class A sales charge, the total annual fund operating expenses and the maximum sales charge payable by Class A shares of the Fund, as set forth in the Fund’s fee table in the Summary Section, were used. To calculate the performance of the composite net of Class A expenses but excluding Class A sales charges, only the total annual fund operating expenses payable by Class A shares of the Fund, as set forth in the Fund’s fee table in the Summary Section, were used. In each case, the expenses are higher than the highest management fee applicable to any account in the composite.

The accounts that are included in Wellington Management’s Core High Yield Composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite may have been less favorable had it been regulated as an investment company under the federal securities laws.

The historical performance of Wellington Management’s Core High Yield Composite is not that of the Fund, is not a substitute for the Fund’s performance and is not necessarily indicative of any fund’s future results. Information about the past performance of the Fund appears in this prospectus under the heading “SUMMARY SECTION — Past Performance.”  Wellington Management replaced the Fund’s prior sub-adviser as of March 5, 2012 and the performance of Wellington Management’s Core High Yield Composite represents its performance managing Core High Yield portfolios, which, as described above, are those with investment objectives, policies and strategies substantially similar to those of the Fund. The Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

WELLINGTON MANAGEMENT CORE HIGH YIELD COMPOSITE PERFORMANCE*

Average Annual Total Returns for the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Composite (Net of Class A expenses and maximum Class A sales charge)	-0.34%	6.71%	7.78%
Composite (Net of Class A expenses but excluding Class A sales charges)	4.36%	7.70%	8.27%
Composite (Gross)	5.45%	8.83%	9.41%
Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%	7.54%	8.85%

Total Returns For the Periods Ended December 31, 2011:

	2007	2008	2009	2010	2011
Composite (Net of Class A expenses but excluding Class A sales charges)	1.28%	-18.75%	48.27%	13.80%	4.36%
Composite (Gross)	2.35%	-17.90%	49.83%	14.99%	5.45%
Barclays Capital U.S. Corporate High-Yield Bond Index	1.87%	-26.16%	58.21%	15.12%	4.98%

	2002	2003	2004	2005	2006
Composite (Net of Class A expenses but excluding Class A sales charges)	-3.61%	28.46%	9.21%	2.07%	10.73%
Composite (Gross)	-2.60%	29.81%	10.36%	3.15%	11.89%
Barclays Capital U.S. Corporate High-Yield Bond Index	-1.41%	28.97%	11.13%	2.74%	11.85%

* This is not the performance of the Fund. While the number of accounts included in the Core High Yield Composite has varied over time, as of December 31, 2011, it was composed of six accounts, totaling approximately $762 million.

Management Fee Schedule Change

As of March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE,” the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.650% of the first $500 million, 0.600% of the next $500 million, 0.595% of the next $1.5 billion, 0.590% of the next $2.5 billion, 0.580% of the next $5 billion, and 0.570% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT
DATED FEBRUARY 3, 2012 TO
THE HARTFORD INFLATION PLUS FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)
PROSPECTUS AND SUMMARY PROSPECTUS
EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Inflation Plus Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

3.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Lindsay T. Politi	Vice President and Fixed Income Portfolio Manager	2012

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

The sub-adviser, Wellington Management, combines top-down strategy with bottom-up fundamental research and comprehensive risk management within the portfolio construction process. The investment process begins with the development of an interest rate and inflation outlook developed by Wellington Management’s Inflation-Linked Bond Investment Team. Sector allocations between U.S. Treasury inflation-protected securities and other security types are determined by the portfolio manager and made on the basis of relative value and in light of the Team’s inflation forecast. Individual security selection decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Risk is monitored throughout the investment process and managed at the security, sector, and total Fund level.

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Manager” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Lindsay T. Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Ms. Politi joined Wellington Management as an investment professional in 2000.

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the last sentence of the last paragraph is deleted and replaced with the following:

A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

Management Fee Schedule Change

As of March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE,” the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.500% of the first $500 million, 0.450% of the next $500 million, 0.445% of the next $1.5 billion, 0.440% of the next $2.5 billion, 0.430% of the next $5 billion and 0.420% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford International Opportunities Fund (the “Fund”).  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE”, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.750% of the first $500 million, 0.650% of the next $500 million, 0.640% of the next $1.5 billion, 0.635% of the next $2.5 billion, 0.630% of the next $5 billion, and 0.625% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD MIDCAP VALUE FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford MidCap Value Fund (the “Fund”).  Specifically, contractual management fees will be reduced at all asset levels and an additional breakpoint will be added to the contractual management fee schedule for the Fund.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees (*)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.33%	0.52%	0.29%	0.24%	0.30%	0.24%	0.19%	0.08%
Total annual fund operating expenses	1.33%	2.27%	2.04%	0.99%	1.55%	1.24%	0.94%	0.83%
Less: Contractual expense reimbursement (2)	—	0.17%	—	—	—	—	—	—
Net operating expenses(2)	1.33%	2.10%	2.04%	0.99%	1.55%	1.24%	0.94%	0.83%

(*)                                 Expense information in the table has been restated to reflect current fees.

(1)                                  For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)                                  Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.10% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over

0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$678	$948	$1,239	$2,063
B	$713	$993	$1,400	$2,355
C	$307	$640	$1,098	$2,369
I	$101	$315	$547	$1,213
R3	$158	$490	$845	$1,845
R4	$126	$393	$681	$1,500
R5	$96	$300	$520	$1,155
Y	$85	$265	$460	$1,025

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$678	$948	$1,239	$2,063
B	$213	$693	$1,200	$2,355
C	$207	$640	$1,098	$2,369
I	$101	$315	$547	$1,213
R3	$158	$490	$845	$1,845
R4	$126	$393	$681	$1,500
R5	$96	$300	$520	$1,155
Y	$85	$265	$460	$1,025

2.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.750% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.590% of the next $5 billion, and 0.585% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD MONEY MARKET FUND PROSPECTUS

DATED JANUARY 30, 2012

Effective March 1, 2012, the Prospectus of The Hartford Money Market Fund (the “Fund”) is revised as follows:

Effective March 1, 2012, the Board of Directors approved a six months’ extension of the reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero currently in effect for Classes A, B, C, R3 and R4.  The 12b-1 payments to financial intermediaries by the Fund’s distributor will be zero for Classes A, B, C, R3 and R4 during this time period.  The Hartford may be required to pay out of its own resources the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of the 12b-1 fees.  The Board expects to reconsider the level of 12b-1 fees at its August 2012 meeting.  The Board’s action may be changed at any time.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

February 2012

SUPPLEMENT
DATED FEBRUARY 3, 2012 TO
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)
PROSPECTUS AND SUMMARY PROSPECTUS
EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Municipal Opportunities Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second sentence is deleted and replaced with the following:

At least 80% of the Fund’s assets must be invested in municipal securities and up to 35% of the Fund’s assets may be invested in non-investment grade municipal securities.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Timothy D. Haney, CFA	Vice President and Fixed Income Portfolio Manager	2012

Brad W. Libby	Vice President and Fixed Income Credit Analyst	2012

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the last two paragraphs are deleted and replaced with the following:

The sub-adviser, Wellington Management, combines top-down strategy with bottom-up fundamental research and comprehensive risk management within the portfolio construction process. Bottom-up, internally generated, fundamental research attempts to identify relative value among sectors, within sectors, and between individual securities.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Timothy D. Haney, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Haney joined Wellington Management as an investment professional in 2005.

Brad W. Libby, Vice President and Fixed Income Credit Analyst of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Libby joined Wellington Management as an investment professional in 2010. Prior to joining Wellington Management, Mr. Libby was an investment professional with Putnam Investments (1996 to 2009).

8.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the last sentence of the last paragraph is deleted and replaced with the following:

A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended

October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

9.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

10.                                 In connection with the Fund’s change in investment strategy, the Fund’s benchmark is changed from the Barclays Capital Non-Investment Grade Municipal Bond Index to the Barclays Capital Municipal Bond Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the Barclays Capital Municipal Bond Index better reflects the Fund’s revised investment strategy. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years.

Management Fee Schedule Change

As of March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE,” the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $500 million, 0.475% of the next $1.5 billion, 0.465% of the next $2.5 billion, 0.455% of the next $5 billion and 0.445% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD SHORT DURATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Short Duration Fund (the “Fund”).  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Sub-Adviser Change

Accordingly, as of March 5, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal by investing in securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive giving consideration to both yield and total return.  The Fund normally invests at least 65% of its total assets in “investment grade” securities.  The Fund may invest up to 35% of its total assets in securities rated below “investment grade” as well as bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities (“Bank Loans”).  The Fund has an investment policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, under normal circumstances, in fixed income securities, including Bank Loans; this policy may be changed by the Board without shareholder approval.  In order to manage the Fund’s interest rate risk, generally the Fund will utilize derivatives such as Treasury futures and interest rate swaps. The Fund normally will maintain a dollar weighted average duration of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates.  The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives, including interest rate swaps and futures contracts, that may be used to manage the Fund’s interest rate risk.  The use of derivatives, including interest rate swaps and futures contracts, may have the effect of shortening or lengthening the duration of fixed income securities. The Fund may invest up to 25% of its total assets in securities of foreign issuers and may trade securities actively.

3.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the heading “SUMMARY SECTION — MAIN RISKS” in the Prospectus, the following risk is added:

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

4.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

5.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Timothy E. Smith	Senior Vice President and Fixed Income Portfolio Manager	2012

6.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the first two paragraphs are deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal by investing in securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive giving consideration to both yield and total return.  The Fund normally invests at least 65% of its total assets in “investment grade” securities.  The Fund may invest up to 35% of its total assets in securities rated below “investment grade” as well as bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities (“Bank Loans”).  The Fund has an investment policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, under normal circumstances, in fixed income securities, including Bank Loans; this policy may be changed by the Board without shareholder approval.  In order to manage the Fund’s interest rate risk, generally the Fund will utilize derivatives such as Treasury futures and interest rate swaps. The Fund normally will maintain a dollar weighted average duration of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates.  The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives, including interest rate swaps and futures contracts, that may be used to manage the Fund’s interest rate risk.  The use of derivatives, including interest rate swaps and futures contracts, may have the effect of shortening or lengthening the duration of fixed income securities. The Fund may invest up to 25% of its total assets in securities of foreign issuers and may trade securities actively.

The sub-adviser, Wellington Management, uses proprietary research to conduct value-driven sector rotation and intensive credit and structure analyses, while utilizing interest rate management, within the portfolio construction process. Wellington Management seeks to add value from top-down sector rotation decisions, bottom-up security selection within sectors, and interest rate management.

7.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, the following risk is added:

Futures and Options Risks -  Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities.  Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Options transactions may be effected on securities exchanges or in the over-the-counter market.  When futures or options are purchased over-the-counter, the Fund bears the risk that the counter party that wrote the future or option will be unable or unwilling to perform its obligations under the contract.  Such futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract.

8.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

9.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Smith joined Wellington Management as an investment professional in 1992.

10.                                 Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the last sentence of the last paragraph is deleted and replaced with the following:

A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

11.                                 Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of March 5, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

Management Fee Schedule Change

As of March 1, 2012, the above referenced Prospectus is revised as follows:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE,” the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.450% of the first $500 million, 0.400% of the next $500 million, 0.395% of the next $1.5 billion, 0.390% of the next $2.5 billion, 0.380% of the next $5 billion, and 0.370% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD STRATEGIC INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Strategic Income Fund (the “Fund”).  Accordingly, as of April 2, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund and lower contractual expense limitations will apply to each class of the Fund’s shares.

Additionally, the frequency of the declaration of dividends for the Fund will be reduced to once per month.

Sub-Adviser, Management Fee and Contractual Expense Limitation Changes

Accordingly, as of April 2, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees (*)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.18%	0.23%	0.16%	0.16%	0.28%	0.23%	0.18%	0.08%
Total annual fund operating expenses	0.98%	1.78%	1.71%	0.71%	1.33%	1.03%	0.73%	0.63%
Fee waiver and/or expense reimbursement (*)(2)	0.03%	0.08%	0.01%	0.01%	0.08%	0.08%	0.08%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement (*)(2)	0.95%	1.70%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%

(*)                                 Expense information in the table has been restated to reflect current fees.

(1)                                  For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)                                  Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  0.95% (Class A), 1.70% (Class B), 1.70% (Class C), 0.70% (Class I), 1.25% (Class R3), 0.95% (Class R4), 0.65% (Class R5) and 0.60% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$543	$745	$965	$1,595
B	$673	$852	$1,157	$1,877
C	$273	$538	$927	$2,019
I	$72	$226	$394	$882
R3	$127	$414	$721	$1,594
R4	$97	$320	$561	$1,252
R5	$66	$225	$398	$899
Y	$61	$199	$348	$783

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$543	$745	$965	$1,595
B	$173	$552	$957	$1,877
C	$173	$538	$927	$2,019
I	$72	$226	$394	$882
R3	$127	$414	$721	$1,594
R4	$97	$320	$561	$1,252
R5	$66	$225	$398	$899
Y	$61	$199	$348	$783

2.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return.  The Fund normally invests in non-investment grade debt securities (also known as “junk bonds”), highly rated securities and foreign securities, including those from emerging markets.  The Fund may invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, securitized debt (such as mortgage-backed and asset-backed securities), convertible securities, preferred stock, and common stock.  The Fund may utilize derivatives including futures contracts, swaps and options, to manage portfolio risk, for efficient replication of securities the Fund could buy or for other investment purposes.  The Fund will generally hold a diversified portfolio of investments in various sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.  The Fund may trade securities actively and may invest in debt securities of any maturity.

3.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the heading “SUMMARY SECTION — MAIN RISKS” in the Prospectus, the following risk is added:

Swap Agreements Risk — A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

4.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

5.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Campe Goodman, CFA	Vice President and Fixed Income Portfolio Manager	2012

Lucius T. Hill III	Senior Vice President and Fixed Income Portfolio Manager	2012

Joseph F. Marvan, CFA	Senior Vice President and Fixed Income Portfolio Manager	2012

6.             Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return.  The Fund normally invests in non-investment grade debt securities (also known as “junk bonds”), highly rated securities and foreign securities, including those from emerging markets.  The Fund may invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, securitized debt (such as mortgage-backed and asset-backed securities), convertible securities, preferred stock, and common stock.  The Fund may utilize derivatives including futures contracts, swaps and options, to manage portfolio risk, for efficient replication of securities the Fund could buy or for other investment purposes.  The Fund will generally hold a diversified portfolio of investments in various sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.  The Fund may trade securities actively and may invest in debt securities of any maturity.

Non-investment grade debt securities are securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Wellington Management to be of comparable quality.  Non-investment grade debt securities are commonly referred to as “high yield - high risk” or “junk bonds”.  Foreign securities are securities issued by foreign corporations or governments, including issuers located in emerging markets.  Highly rated securities include, but are not limited to, U.S. government securities, mortgages, asset-backed securities and commercial mortgage backed securities.

The sub-adviser, Wellington Management, blends longer-term, strategic positioning with shorter term, tactical investment strategies. Wellington Management seeks to add value from top-down sector rotation decisions, bottom-up security selection within sectors, and interest rate management.

7.                                       The “Swaps Risk” disclosure currently included under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — Additional Risks and Investment Information” in the Prospectus is moved such that it now appears under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus.

8.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

9.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Campe Goodman, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

Lucius T. Hill III, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

Joseph F. Marvan, CFA, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

10.                                 Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $500 million, 0.475% of the next $1.5 billion, 0.465% of the next $2.5 billion, 0.455% of the next $5 billion and 0.445% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.55% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

11.                                 Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of April 2, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

Frequency of Dividends Change

Accordingly, effective as of the opening of business on March 1, 2012, under the heading “FUND DISTRIBUTIONS AND TAX MATTERS — Dividends and Distributions” in the above referenced Prospectus, the disclosure is deleted and replaced with the following:

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year.  Capital gains of the Fund are normally declared and paid annually.  Dividends from net investment income of the Fund are declared and paid monthly.

The Fund seeks to maintain a target rate of distribution for each month.  However, because the Fund may invest a significant percentage of its assets in foreign holdings (which may be held in non-dollars), and may take positions in foreign currency derivatives, its distribution rate may vary, from month-to-month, more than a similar fund that does not have such foreign exposures.  In order to maintain a target rate of distribution, the Fund may distribute less or more investment income than it earns on its investments each month.  The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the fund earns.  Generally, distribution rates or yields from month to month may be impacted by accruals of undistributed income, changes in the Fund’s net asset value, changes in the number of accrual days, foreign holdings (including foreign currency derivatives) and adjustments for accounting purposes (including but not limited to changes in maturity dates of holdings and for currency gains or losses).  The target rate of distribution is evaluated regularly and can change at any time.  The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.

Notwithstanding the foregoing, the Company’s Board of Directors has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10.  If the dividend is $10 or less, the amount will automatically be reinvested in the Fund.  If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank.  Please call the Fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD VALUE FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Value Fund (the “Fund”). Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund and temporary contractual expense limitations will lower the expense limitations on Classes A, B, C, I, R3 and R4 by 0.10% and on Classes R5 and Y by 0.05% until February 28, 2013.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees (*)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.26%	0.46%	0.22%	0.17%	0.28%	0.21%	0.17%	0.05%
Total annual fund operating expenses	1.20%	2.15%	1.91%	0.86%	1.47%	1.15%	0.86%	0.74%
Less: Contractual expense reimbursement (*)(2)	0.05%	0.25%	0.01%	—	0.12%	0.10%	0.06%	—
Net operating expenses (*)(2)	1.15%	1.90%	1.90%	0.86%	1.35%	1.05%	0.80%	0.74%

(*)	Expense information in the table has been restated to reflect current fees.
(1)	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
(2)

Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.15% (Class A), 1.90% (Class B), 1.90% (Class C), 0.90% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.80% (Class R5) and 0.75%

(Class Y).  This contractual arrangement will remain in effect until February 28, 2013.  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$661	$905	$1,169	$1,920
B	$693	$949	$1,331	$2,221
C	$293	$599	$1,031	$2,232
I	$88	$274	$477	$1,061
R3	$137	$453	$791	$1,747
R4	$107	$355	$623	$1,389
R5	$82	$268	$471	$1,055
Y	$76	$237	$411	$918

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$661	$905	$1,169	$1,920
B	$193	$649	$1,131	$2,221
C	$193	$599	$1,031	$2,232
I	$88	$274	$477	$1,061
R3	$137	$453	$791	$1,747
R4	$107	$355	$623	$1,389
R5	$82	$268	$471	$1,055
Y	$76	$237	$411	$918

2.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.700% of the first $500 million, 0.600% of the next $500 million, 0.590% of the next $1.5 billion, 0.585% of the next $2.5 billion, 0.580% of the next $5 billion and 0.575% in excess of $10 billion annually of the Fund’s average daily net assets.

3.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — EXPENSE CAPS AND WAIVERS” in the Prospectus, the last paragraph is deleted and replaced with the following:

The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.80% (Class Y).  This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED FEBRUARY 3, 2012

THE HARTFORD WORLD BOND FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012

The frequency of the declaration of dividends for The Hartford World Bond Fund will be reduced to once per month.  Accordingly, effective as of the opening of business on March 1, 2012, under the heading “FUND DISTRIBUTIONS AND TAX MATTERS — Dividends and Distributions” in the above referenced Prospectus, the disclosure is deleted and replaced with the following:

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year.  Capital gains of the Fund are normally declared and paid annually.  Dividends from net investment income of the Fund are declared and paid monthly.

The Fund seeks to maintain a target rate of distribution for each month.  However, because the Fund may invest a significant percentage of its assets in foreign holdings (which may be held in non-dollars), and may take positions in foreign currency derivatives, its distribution rate may vary, from month-to-month, more than a similar fund that does not have such foreign exposures.  In order to maintain a target rate of distribution, the Fund may distribute less or more investment income than it earns on its investments each month.  The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the fund earns.  Generally, distribution rates or yields from month to month may be impacted by accruals of undistributed income, changes in the Fund’s net asset value, changes in the number of accrual days, foreign holdings (including foreign currency derivatives) and adjustments for accounting purposes (including but not limited to changes in maturity dates of holdings and for currency gains or losses).  The target rate of distribution is evaluated regularly and can change at any time.  The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.

Notwithstanding the foregoing, the Company’s Board of Directors has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10.  If the dividend is $10 or less, the amount will automatically be reinvested in the Fund.  If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank.  Please call the Fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

This Supplement should be retained with your Prospectus for future reference.